Note 8 - Marketable Securities	12 Months Ended
Dec. 31, 2025
Statement Line Items [Line Items]
Disclosure of financial assets [text block]
Note 8:	Marketable securities

The marketable securities held by the Company were as follows:

Total
Balance at December 31, 2023	$1,166
Additions	1,300
Sale of marketable securities	(481)
Realized loss on disposition	(60)
Unrealized net gain	433
Balance at December 31, 2024	$2,358
Additions	250
Sale of marketable securities	(670)
Realized gain on disposition	58
Unrealized net gain	5,787
Balance at December 31, 2025	$7,783